Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 197,199	$ 185,146
Work in process	74,812	76,084
Finished goods	745,631	640,355
Health care supplies	167,562	195,519
Inventories	$ 1,185,204	$ 1,097,104